Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 29, 2015	Dec. 30, 2014
Summary of Significant Accounting Policies

Note 2—Summary of Significant Accounting Policies

Use of estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Reclassifications—Certain comparative prior year amounts in the condensed consolidated financial statements and accompanying notes have been reclassified to conform to the current year presentation. These reclassifications have no effect on previously-reported net income, earnings per share, or stockholders’ equity.

Concentration of credit risk—Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and cash equivalents. At September 29, 2015, the Company maintained approximately $9 million of its day-to-day operating cash balances with a major financial institution. The remaining $43 million is invested with a major financial institution and consists entirely of U.S. Treasury instruments with a maturity of three months or less at the date of purchase. The Company had no investments in U.S. Treasury instruments at December 30, 2014. At September 29, 2015 and December 30, 2014 and at various times during the periods then ended, cash and cash equivalents balances were in excess of Federal Depository Insurance Corporation insured limits. While the Company monitors the cash balances in its operating accounts on a daily basis and adjusts the cash balances as appropriate, these cash balances could be impacted if the underlying financial institutions fail or are subject to other adverse conditions in the financial markets. To date, the Company has experienced no loss or lack of access to cash in its operating accounts.

Fair value measurements—The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and all other current liabilities approximate fair values due to the short maturities of these instruments.

Income taxes—The Company records a tax provision for the anticipated tax consequences of the reported results of operations. The provision for income taxes is computed using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities, and for operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled. The Company may record a valuation allowance, if conditions are applicable, to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

Non-controlling interests—The non-controlling interests on the condensed consolidated statements of income represents the portion of earnings or loss attributable to the economic interest in the Company’s subsidiary, The Habit Restaurants, LLC, held by the non-controlling LLC Unit holders. Non-controlling interests on the condensed consolidated balance sheet represents the portion of net assets of the Company attributable to the non-controlling LLC Unit holders, based on the portion of the LLC Units owned by such unit holders. There was no non-controlling interest for the 39 weeks ended September 30, 2014 because the Company operated as The Habit Restaurants, LLC during that period. As of September 29, 2015 and December 30, 2014, the non-controlling interest was 47.1% and 65.5%, respectively. The percentages calculated below represent the average non-controlling interests ownership during the periods stated.

Net income attributable to non-controlling interests is computed as follows (dollar amounts in thousands):

	13 Weeks Ended September 29, 2015	39 Weeks Ended September 29, 2015
Income before income taxes	$2,721	$9,671
Non-controlling interests ownership percentage	47.1%	54.8%
Net income attributable to non-controlling interests	$1,281	$5,304

Earnings per Share—Basic earnings per share (“basic EPS”) is computed by dividing net income attributable to The Habit Restaurants, Inc. by the weighted average number of shares outstanding for the reporting period. Diluted earnings per share (“diluted EPS”) gives effect during the reporting period to all dilutive potential shares outstanding resulting from employee stock-based awards. The following table sets forth the calculation of basic and diluted earnings per share for the 13 and 39 week periods ended September 29, 2015:

(amounts in thousands, except share and per share data)	13 Weeks Ended September 29, 2015	39 Weeks Ended September 29, 2015
Numerator:
Net income attributable to controlling and non-controlling interests	$2,199	$7,582
Less: net income attributable to non-controlling interests	$(1,281)	$(5,304)

Net income attributable to The Habit Restaurants, Inc.	$918	$2,278

Denominator:
Weighted average shares of Class A common stock outstanding
Basic	13,759,754	12,006,932
Diluted	13,762,934	12,013,810
Net income attributable to The Habit Restaurants, Inc. per share Class A common stock
Basic	$0.07	$0.19
Diluted	$0.07	$0.19
Below is a reconciliation of basic and diluted share counts
Basic	13,759,754	12,006,932
Dilutive effect of stock options	3,180	6,878

Diluted	13,762,934	12,013,810

The Company’s Class B common stock represent voting interests and do not participate in the earnings of the Company. Accordingly, there is no earnings per share related to the Company’s Class B common stock. Diluted earnings per share of Class A common stock is computed similarly to basic earnings per share except the weighted average shares outstanding are increased to include additional shares from the assumed exercise of any common stock equivalents using the treasury method, if dilutive. The Company’s LLC Units are considered common stock equivalents for this purpose. The number of additional shares of Class A common stock related to these common stock equivalents is calculated using the if converted method. The potential impact of the exchange of the 12,241,482 LLC Units on the diluted EPS had no impact and were therefore excluded from the calculation.

The Company completed its IPO on November 25, 2014. Since that date, the Company has consolidated its results into the results of The Habit Restaurants, LLC. As a result, only the net income attributable to the Company’s controlling interest from the period subsequent to the IPO is considered in the earnings per share calculation.

As of September 29, 2015, there were 2,525,275 options authorized under our 2014 Omnibus Incentive Plan of which 218,186 had been granted as of September 29, 2015. The number of dilutive shares of Class A common stock related to these options was calculated using the treasury stock method.

Recent Accounting Pronouncements—In July 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory, which requires entities to measure inventory at the lower of cost and net realizable value (“NRV”). ASU 2015-11 defines NRV as the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The ASU will not apply to inventories that are measured by using either the last-in, first-out method or the retail inventory method. The guidance in ASU 2015-11 is effective prospectively for fiscal years beginning after December 15, 2016, and interim periods therein. Early adoption is permitted. Upon transition, entities must disclose the nature of and reason for the accounting change. The adoption of ASU 2015-11 is not expected to have a material impact on our consolidated financial position or results of operations.

In February 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-02, “Consolidation: Amendments to the Consolidation Analysis.” This update improves targeted areas of the consolidation guidance and reduces the number of consolidation models. This update is effective for annual and interim periods in fiscal years beginning after December 15, 2015, with early adoption permitted. The adoption of ASU 2015-02 is not expected to have a material impact on our consolidated financial position or results of operations.

In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers. This ASU is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. The FASB has approved a one year deferral of this standard, and this pronouncement is now effective for annual reporting periods beginning after December 15, 2017, with early adoption permitted. Accordingly, the Company will adopt this ASU on December 27, 2017. Companies may use either a full retrospective or a modified retrospective approach to adopt this ASU. The Company is currently evaluating the impact of the adoption of this standard on its consolidated results of operation and financial position, as well as which transition approach to use.

Note 2—Summary of Significant Accounting Policies

Principles of consolidation—The accompanying consolidated financial statements include the accounts of the Company, The Habit Restaurants, LLC and Franchise. All significant intercompany balances and transactions have been eliminated in consolidation. The Company has had no operations to date, other than (i) those incident to its formation, (ii) the merger transactions resulting in it holding interests, indirectly through its wholly-owned subsidiaries, the principal assets of which are equity interests in The Habit Restaurants, LLC (such interests collectively representing, as of December 30, 2014, a less than 20% interest in The Habit Restaurants, LLC) and (iii) the preparation of the IPO registration statement.

Non-controlling Interest—The non-controlling interest on the consolidated statement of income represents the portion of earnings or loss attributable to the economic interest in the Company’s subsidiary, The Habit Restaurants, LLC, held by the non-controlling LLC Unit holders. Non-controlling interest on the consolidated balance sheet represents the portion of net assets of the Company attributable to the non-controlling LLC Unit holders, based on the portion of the LLC Units owned by such unit holders. As of December 30, 2014, the non-controlling interest was 65.5%.

Use of estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Segment information—Management has determined that the Company has one operating segment, and therefore one reportable segment. Our chief operating decision maker (“CODM”) is our Chief Executive Officer; our CODM reviews financial performance and allocates resources at a consolidated level on a recurring basis. All of our revenue is derived in the United States of America. All of our assets are located in the United States of America.

Cash and cash equivalents—For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with an original maturity of ninety days or less to be cash equivalents.

Accounts receivable—Accounts receivable consist of credit card receivables and amounts due from vendors and landlords. Amounts are stated at the amounts management expects to collect from balances outstanding at fiscal year-end; accordingly, no allowance for doubtful accounts is required. If amounts become uncollectible, they will be charged to operations when that determination is made.

Inventory—Inventory consists of food, beverage, and paper goods and is stated at the lower of average cost or market.

Concentration of credit risk—Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and cash equivalents. The Company currently maintains substantially all of its day-to-day operating cash balances with a major financial institution. At December 31, 2013 and December 30, 2014 and at various times during the fiscal years then ended, cash and cash equivalents balances were in excess of Federal Depository Insurance Corporation insured limits. While the Company monitors the cash balances in its operating accounts on a daily basis and adjusts the cash balances as appropriate, these cash balances could be impacted if the underlying financial institutions fail or are subject to other adverse conditions in the financial markets. To date, the Company has experienced no loss or lack of access to cash in its operating accounts.

Supplier concentration—The Company has a primary vendor arrangement with a distributor that accounted for 47% of purchases for the fiscal year ended December 30, 2014. This vendor represented approximately 79% of accounts payable at December 30, 2014. This vendor accounted for 42% of purchases and 65% of accounts payable for the year ended December 31, 2013. The Company had a previous primary vendor arrangement with a different distributor that accounted for 3% of purchases for the fiscal years ended December 31, 2013 and this vendor represented approximately 0.3% of accounts payable at December 31, 2013.

The Company believes there are other available alternatives to the current vendor; however, the philosophy of the Company is to concentrate its purchases over a limited number of suppliers in order to maintain quality, consistency, delivery requirements and cost controls and to increase the suppliers’ commitment to the Company. The Company relies upon, and expects to continue to rely upon, several single source suppliers; however, management believes sufficient alternative suppliers exist in the marketplace.

Fair value of financial instruments—The carrying amount of accounts receivable, and accounts payable approximate fair value because of the short maturities of these instruments. The carrying amount of long-term debt approximates fair value because the interest rates are based on established market rates or variable reference rates.

Property and equipment—Property and equipment is generally carried at cost, less accumulated depreciation. Upon sale, retirement, or other disposition of these assets, the costs and related accumulated depreciation are removed from the respective accounts and any gain or loss on the disposition is included in our consolidated statement of income. Depreciation on property and equipment is determined using the straight-line method over the assets’ estimated useful lives, ranging from three to eight years. Leasehold improvements are amortized using the straight-line method over the shorter of the term of the lease, including reasonably assured extensions, or their estimated useful lives. Property where the Company is the deemed owner is depreciated over the 40 year life of the building.

Maintenance and repairs are charged against income as incurred and additions, renewals, and improvements are capitalized.

Smallwares which consist of pots, pans and other cooking utensils are carried at cost and any replacements are expensed when acquired.

Goodwill—Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations and is allocated to the appropriate reporting unit when acquired. Under Accounting Standards Codification (“ASC”) 350, Intangibles—Goodwill and Other, goodwill and indefinite lived intangible assets are not amortized but tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. For purposes of applying ASC 350, we have identified a single reporting unit, as that term is defined in ASC 350, to which goodwill is attributable. Goodwill is evaluated for impairment using a quantitative approach for the reporting unit. The quantitative test for goodwill impairment is performed by determining the fair value of the reporting unit and comparing it to its carrying value. Fair value is measured based on the discounted cash flow method and relative market-based approaches. If the fair value is less than the carrying value, an impairment charge, if any, is measured by comparing the carrying value of the goodwill to the implied fair value of the goodwill which represents the excess of the reporting unit’s fair value after measuring the fair value of the other assets and liabilities of the reporting unit. Accordingly, the Company has not recorded any impairment charges related to goodwill.

Tradenames—Tradenames acquired in a business combination and determined to have an indefinite useful life are not amortized because there is no foreseeable limit to the cash flows generated by the intangible asset, and have no legal, contractual, regulatory, economic or competitive limiting factors. Accordingly, tradenames are evaluated for impairment annually and whenever events or changes in circumstances indicate that the value of the asset may be impaired. The annual impairment evaluation for tradenames involves a comparison of the asset’s carrying value to the asset’s fair value. When the carrying value exceeds fair value, an impairment charge is recorded for the amount of the difference. The Company also annually evaluates any tradenames that are not being amortized to determine whether events and circumstances continue to support an indefinite useful life. If a tradename that is not being amortized is determined to have a finite useful life, the asset will be amortized prospectively over the estimated remaining useful life and tested for impairment in the same manner as a long-lived asset. Accordingly, the Company has not recorded any impairment charges related to tradenames.

Impairment of long-lived assets—The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. If the estimated future cash flows (undiscounted and without interest charges) from the use of an asset are less than the carrying value, a write-down would be recorded to reduce the related assets to its estimated fair value. Fair value is generally based on an undiscounted cash flow analysis. Based on its review, the Company does not believe that any impairment of its long-lived assets has occurred and accordingly no such write-downs have been recorded.

Deferred rent and tenant improvement allowances—Leases may contain rent holidays, or free rents, and rent escalations during the lease terms. Rental expense is recorded on a straight-line basis starting on the date the Company takes control of the related leased space. The difference between the average rental amount charged to expense and the amount payable under the lease is recorded as deferred rent. Lease expenses incurred prior to store openings are recognized on a straight-line basis and are included in pre-opening costs. From time to time, the Company may receive tenant improvement allowances from its lessors. These amounts are recorded as deferred rent and amortized over the lease term as a reduction to rent expense. For leases where the Company is considered to be the owner of the construction project and received tenant improvement allowances, the Company records these amounts received as a component of the deemed landlord financing liability. See Note 6.

Asset Retirement Obligations (AROs)—The Company has AROs arising from contractual obligations under certain leases to perform certain asset retirement activities at the time that certain leasehold improvements are disposed of. At the inception of a lease with such conditions, the Company records an ARO liability and a corresponding capital asset in an amount equal to the estimated fair value of the obligation. The liability was initially measured at fair value and subsequently is adjusted for accretion expense and changes in the amount or timing of the estimated cash flows. The corresponding asset retirement costs are capitalized as part of the carrying amount of the related long-lived asset and depreciated over the asset’s remaining useful life. The Company’s ARO is $109,000 and $122,000 at December 31, 2013 and December 30, 2014, respectively.

Unearned Franchise Fees—Amounts received from the sales of franchise licenses are deferred until all material contractual services or conditions relating to the sale of the franchise licenses have been substantially performed by the Company. The commencement of operations by the franchisee is presumed to be the earliest point at which substantial performance has occurred, unless it can be demonstrated that substantial performance of all franchisor obligations has occurred before that time.

Revenue recognition—The Company recognizes revenue when products are delivered to the customers or meals are served. Revenue is recognized net of sales taxes. The Company sells gift cards which do not have an expiration date and does not deduct non-usage fees from outstanding gift card balances. Revenue related to the sale of gift certificates and gift cards is deferred until the gift certificate or gift card is redeemed.

Franchise fee revenue—Franchise fee revenue consists of fees charged to franchise owners who enter into a franchise agreement with the Company. The Company recognizes franchise fee revenue when all material obligations have been performed and conditions have been satisfied, typically when operations of a new franchise have commenced. The fees collected by the Company upon signing a franchise agreement are deferred until operations have commenced. There was no franchise fee revenue recognized in fiscal year 2012 or fiscal year 2013 and $15,000 recognized in fiscal year 2014.

Royalty revenue—Royalty revenue represents royalties earned from each of the franchisees in accordance with the financial disclosure document and the franchise agreement for use of the “The Habit Burger Grill” name, menus, processes, and procedures. The royalty rate in the franchise agreement is typically 5% of the gross sales of each restaurant operated by each franchisee. Such revenue is recognized when earned and is payable to the Company monthly before the sixth business day of the subsequent month. No royalty revenue was recognized for the years ended December 25, 2012, December 31, 2013 and $60,000 was recognized in the year ended December 30, 2014.

Brand fee revenue—The Company may establish a national advertising and development fund for the advertising, marketing, and public relations programs and materials that the Company deems appropriate. If such a fund is established, franchisees must contribute to the fund a brand fee in an amount equal to one percent of the restaurant’s gross sales, payable in the same manner as the royalty revenue. The Company, at its sole discretion, may increase the brand fee to up to two percent of the restaurants’ gross sales. No brand fee revenue was recognized for the years ended December 25, 2012, December 31, 2013 and December 30, 2014.

Franchise area development fees—The Company receives area development fees from franchisees and licensees when they execute multi-unit area development agreements. The Company does not recognize revenue from the agreements until the related restaurants open or, in certain circumstances, the fees are applied to satisfy other obligations of the franchisee or licensee. No franchise area development fees were recognized for the years ended December 25, 2012, December 31, 2013 and December 30, 2014.

Sales tax—Sales tax collected from customers and remitted to governmental authorities is accounted for on a net basis and therefore is excluded from net sales in the consolidated statements of income. This obligation is included in sales taxes payable until the taxes are remitted to the appropriate taxing authorities.

Gift certificates and gift cards—Revenue related to the sale of gift certificates and gift cards is deferred until the gift certificate or gift card is redeemed. Outstanding gift cards are tracked by a third-party administrator. The balance of unredeemed gift certificates and gift cards were $563,000 and $854,000 at December 31, 2013 and December 30, 2014, respectively, and are included in accrued expenses in the accompanying consolidated balance sheets. Gift certificates and gift cards do not carry an expiration date; therefore, customers can redeem their gift certificates and gift cards for products indefinitely. A certain amount of gift certificates and gift cards will not be redeemed and can become breakage income. Management periodically evaluates unredeemed gift certificates and gift cards for breakage income and to date has not recognized breakage income of gift certificates and gift cards. When more data history becomes available the Company may recognize breakage income over historical usage periods based on historical redemption rates.

Advertising costs—Advertising and promotional costs are expensed as incurred. Advertising and promotions expense totaled $423,000, $664,000 and $1,031,000 for the fiscal years ended December 25, 2012, December 31, 2013 and December 30, 2014, respectively, and is included in operating, pre-opening and general and administrative expenses in the consolidated statements of income.

Pre-opening costs—Pre-opening costs are costs incurred in connection with the hiring and training of personnel, as well as occupancy and other operating expenses during the build-out period of new restaurant openings. Pre-opening costs are expensed as incurred.

Income taxes—The Company records a tax provision for the anticipated tax consequences of the reported results of operations. The provision for income taxes is computed using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities, and for operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled. The Company may record a valuation allowance, if conditions are applicable, to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

The Company accounts for uncertain tax positions in accordance with ASC 740, Income Taxes. ASC 740 prescribes a recognition threshold and measurement process for accounting for uncertain tax positions and also provides guidance on various related matters such as derecognition, interest, penalties, and required disclosures. The Company recorded an uncertain tax liability of $167,000 relating to underpayment of prior years’ state income taxes at December 30, 2014. However, the Company did not recognize interest expense for uncertain tax positions for the years ended December 30, 2014 as the Company believes that the exposure would be immaterial from the financial reporting point of view. In the future, if an uncertain tax position arises, interest and penalties will be accrued and included on the provision for income taxes line of the Statements of Consolidated Income. The Company files tax returns in the U.S. federal and state jurisdictions. Generally, the Company is subject to examination by U.S. federal (or state and local) income tax authorities for three to four years from the filing of a tax return.

Management incentive plans—Prior to the completion of the Company’s initial public offering, the board of directors adopted The Habit Restaurants, Inc. 2014 Omnibus Incentive Plan. The provisions to this plan are detailed in Note 9-Management Incentive Plans. The Habit Restaurants, LLC maintained a management incentive plan that provides for the grant of Class C units. Class C units were intended to be “profits interests” for U.S. federal income tax purposes. The Class C units participate in distributions and, if vested, may be converted to Class A units. Because of the ability of the Class C Unit-holder to convert his or her Class C units to Class A units, the Class C units were accounted for as equity classified awards.

In conjunction with the Company’s initial public offering, all vested and un-vested units issued under this plan were exchanged for LLC Units.

The Company measures stock-based compensation cost at the grant date based on the fair value of the award and recognizes it as expense, net of estimated forfeitures, over the vesting or service period, as applicable, of the award using the straight-line method.

Comprehensive income—Comprehensive income is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income is the same as net income for all periods presented. Therefore, a separate statement of comprehensive income is not included in the accompanying consolidated financial statements.

Earnings per Share—Basic earnings per share (“basic EPS”) is computed by dividing net income (loss) by the weighted average number of shares outstanding for the reporting period. Diluted earnings per share (“diluted EPS”) gives effect during the reporting period to all dilutive potential shares outstanding resulting from employee stock-based awards. The following table sets forth the calculation of basic and diluted earnings per share for the period from November 25, 2014 through December 30, 2014:

(amounts in thousands, except share and per share data)	Year Ended December 30, 2014
Net loss attributable to Habit Restaurants, Inc.	$(32)

Net loss attributable to Habit Restaurants, Inc. per share Class A common stock
Basic	$(0.00)
Diluted	$(0.00)
Weighted average shares of Class A common stock outstanding:
Basic	8,974,550
Diluted	8,974,550

The Company completed its initial public offering on November 25, 2014. Since that date, the Company has consolidated its results into the results of The Habit Restaurants, LLC. As a result, only the net loss attributable to the Company’s controlling interest from the period subsequent to the initial public offering is considered in the net loss per share calculation.

The computation of weighted average basic and diluted shares of common stock outstanding considers the outstanding shares from the date of the initial public offering, November 25, 2014, through December 30, 2014. As of December 30, 2014, there were 2,525,275 options authorized under our 2014 Omnibus Incentive Plan of which 16,667 had been granted as of December 30, 2014. These options were not included in the calculation of diluted loss per common share because the effect would have been anti-dilutive.

Recent Accounting Pronouncements—In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers. This ASU is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. This ASU is effective for annual reporting periods beginning after December 15, 2016 and early adoption is not permitted. Accordingly, the Company will adopt this ASU on December 28, 2016. Companies may use either a full retrospective or a modified retrospective approach to adopt this ASU. The Company is currently evaluating the impact of the adoption of this standard on its consolidated results of operation and financial position, as well as which transition approach to use.